SUPPLEMENTAL FINANCIAL INFORMATION (Details 5)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
SUPPLEMENTAL FINANCIAL INFORMATION
Accretion expense on lease liabilities	$ (44)	$ (56)
Expenses relating to short term leases	(3,920)		$ (2,287)
Expenses relating to non-short term low-value leases	(6)		$ (13)
Lease related expense-gross	$ (3,970)	$ (2,356)